Chou Opportunity Fund
Investment Objective
The investment objective of the Chou Opportunity Fund (the “Opportunity Fund”) is long-term growth of capital.
Fees and Expenses of the Opportunity Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Chou Opportunity Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the sale price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed within 120 days of purchase, if applicable)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Chou Opportunity Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.55%
Total Annual Fund Operating Expenses		1.55%
Fee Waiver and/or Expense Reimbursement		(0.05%)
Net Annual Fund Operating Expenses	[1]	1.50%
[1]	Chou America Management Inc. ("Chou" or the "Adviser") has contractually agreed to waive a portion of its fee and/or reimburse Opportunity Fund expenses to limit Total Annual Fund Operating Expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) to 1.50% through at least May 1, 2014 ("Expense Cap"). The Expense Cap may be changed or eliminated at any time with the consent of the Board of Trustees of Chou America Mutual Funds (the "Board"). Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap would apply.

Expense Example

This Example is intended to help you compare the cost of investing in the Opportunity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Opportunity Fund’s operating expenses remain the same (though the fee waiver is applied in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Chou Opportunity Fund	153	485	840	1,841

Portfolio Turnover

The Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Opportunity Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Opportunity Fund’s performance. During the most recent fiscal year, the Opportunity Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

The Opportunity Fund seeks to invest primarily in the equity securities of companies located in developed and emerging markets throughout the world that Chou believes are available at market prices less than their value. The Opportunity Fund will focus its investments in areas where it finds the most compelling opportunities at any given moment and on situations that, in Chou’s opinion, have the potential for long-term growth of capital. Once an investment is made, the Opportunity Fund expects to be a patient, long-term investor. Portfolio holdings are typically concentrated in 10 to 35 securities without limits as to the size of an issuer, the issuer’s earnings or the industry in which it operates. The equity securities in which the Opportunity Fund invests include common and preferred shares, convertible securities, American Depositary Receipts (“ADRs”), pooled investment vehicles, including private equity and hedge funds, rights and warrants. The Opportunity Fund may sell a security if Chou believes that: (1) the market has recognized the security’s full potential value; (2) the security’s fundamentals have deteriorated; or (3) alternative investments have become more attractive.

The Opportunity Fund may invest in debt securities, including government and corporate bonds, high yield bonds, commercial paper, mortgage or asset-backed securities and repurchase agreements. Chou may decide to maintain a large portion of the Opportunity Fund’s debt investments in short-term fixed-income securities during periods of high market valuations and volatility. The Opportunity Fund also may invest in money market funds that invest principally in U.S. Treasury bills, notes and bonds and repurchase agreements backed by such securities. This strategy may permit Chou to preserve capital while awaiting more favorable market conditions.

The Opportunity Fund may use financial instruments as investments or to: (1) limit or hedge against losses that may occur because of the Opportunity Fund’s investment in a security or exposure to a currency or market; (2) obtain exposure to financial markets; (3) reduce transaction costs; (4) create liquidity; and/or (5) increase the speed of portfolio transactions. These financial instruments include: constant maturity swaps, total return swaps, interest rate swaps, and credit default swaps (“CDS”); options, including covered call options; forward foreign currency exchange contracts; currency futures contracts, currency swaps, options on currencies, or options on currency futures. The Opportunity Fund also may use constant maturity swap caps, curve steepeners and other types of financial instruments as a hedge against inflation.

The Opportunity Fund may invest in income trusts, bank debt, lower-rated, distressed or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies. The debt securities which the Opportunity Fund may purchase may either be unrated, or rated in any rating category established by one or more independent rating organizations, such as Standard & Poor’s Ratings Group (“S&P”) or Moody’s Investors Service (“Moody’s”). The Opportunity Fund may invest in debt securities that are of any credit quality and maturity, and rated below investment grade (i.e., “junk bonds”) and thus rated below “Baa3” or lower by Moody’s or “BBB” or lower by S&P or unrated, and securities in default or distressed.

The Opportunity Fund may enter securities lending agreements in order to earn additional income and manage its portfolio.

Principal Investment Risks

The Opportunity Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Opportunity Fund or the Opportunity Fund could underperform other investments. An investment in the Opportunity Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in the Opportunity Fund are subject to the following principal risks:

Below-Investment Grade Securities Risk is the risk that the market values for the Opportunity Fund’s investments in below-investment grade securities may be very volatile. In addition, these securities are less liquid than investment grade debt securities.

Convertible Securities Risk entails some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.

Covered Call Option Risk is the risk that options written by the Opportunity Fund will be affected by changes in the value of and dividend rates of the security on which the option is written, changes in the actual or perceived volatility of the stock market, the remaining time to the options and reduced liquidity in the market for options.

Currency Risk is the risk that arises if the Opportunity Fund invests directly in foreign (non-U.S.) currencies, in securities that trade in and/or receive revenues in foreign currencies or in derivatives that provide exposure to foreign currencies. These investments are subject to the risk that the foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives Risk occurs because derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. The Opportunity Fund may invest in a variety of derivatives, including options, futures, swaps, swap caps, forwards and curve steepeners. Investments in derivatives can be volatile and can have a large impact on the performance of the Opportunity Fund. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying securities, instrument, currency or index may result in a substantial gain or loss for the Opportunity Fund. Derivatives may cause leverage. Leverage risk is created when an investment exposes the Opportunity Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Opportunity Fund’s risk of loss. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Investments in derivatives require different skills and techniques than other securities in which the Opportunity Fund may invest.

·	Correlation Risk is the risk of imperfect correlation between the value of these instruments and the underlying assets.
·	Counterparty Risk is the risk that a counterparty to a derivative instrument may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, and the Opportunity Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.
·	Credit Derivative Risk is the risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. The Opportunity Fund's risk of loss in a credit derivative transaction varies with the form of the transaction.
·	Leverage Risk is created when an investment exposes the Opportunity Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Opportunity Fund’s risk of loss and potential for gain.
·	Segregation Risk is the risk associated with any requirements, which may be imposed on the Opportunity Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation will not limit the Opportunity Fund's exposure to loss, and the Opportunity Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.
·	Volatility Risk is the risk that, because the Opportunity Fund may use some derivatives that involve economic leverage, this economic leverage will increase the volatility of a derivative instrument, as they may increase or decrease in value more quickly than the reference asset.

Distressed Securities Risk is the risk that the Opportunity Fund may be required to incur extraordinary expenses in order to protect and recover its investments in distressed securities, including when the issuer of distressed securities files for bankruptcy protection.

Equity Securities Risk (including ADR Risk) is the risk that the Opportunity Fund’s equity holdings, including common and preferred stock, may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which directly relate to the issuer of a security. ADRs may be subject to some of the same risks as direct investment in foreign companies, which include international trade, currency, political, regulatory and diplomatic risks.

Fixed-Income Securities Risk includes the risks that arise when investing in fixed-income securities. These risks include:

·	Credit Risk – The financial condition of an issuer of a debt security may cause the issuer to default or become unable to pay interest or principal due on the security. If an issuer defaults, the affected security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid. Higher yielding debt securities of lower credit quality may have greater credit risk than lower yielding securities with higher credit quality.
·	Interest Rate Risk – The value of the Opportunity Fund’s investments in fixed-income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed-income obligations owned by the Opportunity Fund. In addition, spreads on certain fixed-income investments can widen suddenly and sharply, negatively impacting the value of the underlying security. This can occur in both investment and non-investment grade securities.
·	Prepayment Risk – Issuers may prepay fixed rate obligations when interest rates fall, forcing the Opportunity Fund to reinvest in obligations with lower interest rates than the original obligations.

Foreign Securities and Emerging Markets Risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes. In addition, the Opportunity Fund’s value may be affected by market timing in foreign markets. Emerging markets may have more risk than when investing in developing foreign markets due to greater political and economic uncertainties, as well as a relative lack of information about companies in such markets. Moreover, many of the emerging securities markets are relatively small, potentially illiquid, occasionally volatile and subject to high transaction costs.

Futures and Forward Contracts Risk There may be an imperfect correlation between the changes in market value of the securities held by the Opportunity Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency and currency futures transactions include the risks associated with fluctuations in currency.

Hedging Risk is the risk that investments made by the Opportunity Fund to hedge or minimize risk may not work as anticipated. In addition, should the Opportunity Fund purchase put options to hedge risk, the Opportunity Fund could lose the entire premium paid for the put options.

Issuer Risk is the risk that the value of a security may decline for reasons that directly relate to the issuer of the security.

Liquidity Risk is the risk that the Opportunity Fund may not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and may thereby experience difficulty satisfying redemption requests.

Manager Risk is the risk that investment strategies employed by the Portfolio Manager in selecting investments and asset allocations for the Opportunity Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Market Events Risk is the risk that turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Opportunity Fund.

Mortgage-Related and Other Asset-Backed Risk is the risk that rising interest rates tend to extend the duration of fixed rate mortgage-related securities and other asset-backed securities, making them more sensitive to changes in interest rates. Additionally, mortgage-related securities and asset-backed securities are subject to prepayment risk.

Non-Diversification Risk is the risk that, by concentrating its investments in securities of a limited number of issuers and industries, the Opportunity Fund exposes itself to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers and industries.

Options Risk The price of the options, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and ETFs, or, if purchased, the options may expire unexercised, causing the Opportunity Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over-the-counter options expose the Opportunity Fund to counterparty risk.

Pooled Investment Vehicle Risk is the risk that the pooled investment vehicles in which the Opportunity Fund may invest, such as registered investment companies, private equity and hedge funds, may charge fees, and such fees may be more than the Opportunity Fund would pay if the manager of the pooled vehicle managed the Opportunity Fund’s assets directly.

Repurchase Agreement Risk is the risk that if the party agreeing to repurchase should default, the Opportunity Fund may sell the underlying securities and incur procedural costs or delays in addition to any loss on the securities.

Securities Lending Risk may occur when borrowers of the Opportunity Fund’s securities provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Opportunity Fund’s ability to vote proxies or to settle transactions.

Swap Contracts and Swap Caps Risk The use of swaps and swap caps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In addition, each swap and swap cap exposes the Opportunity Fund to counterparty risk when a counterparty to a financial instrument entered into by the Opportunity Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. As a result, the Opportunity Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract. Swap caps are less liquid than swaps.

Value Stock Risk is the risk that value securities may not increase in price as anticipated by Chou, and may even decline further in value if other investors fail to recognize the company’s value or favor investing in faster-growing companies, or if the events or factors that Chou believes will increase a security’s market value do not occur.

Warrants Risk is the risk that warrants can provide a greater potential for loss than an equivalent investment in the underlying security. The price of a warrant does not necessarily move in tandem with the price of the underlying security and, therefore, a warrant may be highly volatile and speculative. If a warrant held by the Opportunity Fund is not exercised by the date of its expiration, the Opportunity Fund would lose the entire purchase price of the warrant.

Performance Information

The following chart and table illustrate the variability of the Opportunity Fund’s returns as of December 31, 2012. The chart and table provide some indication of the risks of investing in the Opportunity Fund by showing the changes in the performance from year to year and how the Opportunity Fund’s average annual returns for one year and since inception compare to the S&P 500 Index, a broad measure of market performance. Updated performance is available at www.chouamerica.com or by calling (877) 682-6352 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

During the period shown, the highest return for a quarter was 14.10% (for the quarter ended March 31, 2012), and the lowest return was -22.29% (for the quarter ended September 30, 2011).
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
Chou Opportunity Fund	Return Before Taxes	30.81%	11.47%	Jul 1, 2010
Chou Opportunity Fund After Taxes on Distributions	Return After Taxes on Distributions	25.15%	9.49%
Chou Opportunity Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	20.09%	8.70%
Chou Opportunity Fund S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	16.49%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Chou Income Fund
Investment Objective
The investment objective of the Chou Income Fund (the “Income Fund”) is to provide capital appreciation and income production, with capital preservation as a secondary consideration.
Fees and Expenses of the Income Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Chou Income Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the sale price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed within 120 days of purchase, if applicable)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Chou Income Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		3.09%
Total Annual Fund Operating Expenses		4.09%
Fee Waiver and/or Expense Reimbursement		(2.59%)
Net Annual Fund Operating Expenses	[1]	1.50%
[1]	Chou America Management Inc. ("Chou" or the "Adviser") has contractually agreed to waive a portion of its fee and/or reimburse Income Fund expenses to limit Total Annual Fund Operating Expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) to 1.50% through at least May 1, 2014 ("Expense Cap"). The Expense Cap may be changed or eliminated at any time with the consent of the Board of Trustees of Chou America Mutual Funds (the "Board"). Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap would apply.

Expense Example

This Example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Income Fund’s operating expenses remain the same (though the fee waiver is applied in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Chou Income Fund	153	1,007	1,877	4,122

Portfolio Turnover

The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Income Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Income Fund’s performance. During the most recent fiscal year, the Income Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Income Fund will invest at least 80% of its net assets in fixed-income securities and financial instruments that provide exposure to fixed-income securities. The Income Fund’s fixed-income investments principally will include U.S. and non-U.S. government and municipal securities, distressed securities, corporate bonds (both investment grade and below-investment grade), income trusts, bank debt, commercial paper, variable and floating rate securities, Rule 144A securities, pay-in-kind securities, loan participation interests, mortgage or asset-backed securities, and convertible securities. The Income Fund also may invest in money market funds that invest principally in U.S. Treasury bills, notes and bonds and repurchase agreements backed by such securities. The Income Fund invests in fixed-income securities in both developed markets and emerging markets.

The Income Fund may invest substantially in distressed securities and corporate bonds that are rated below-investment grade. These are securities generally rated in the lower rating categories (“Baa3” or lower by Moody’s Investors Service (“Moody’s”) or “BBB” or lower by Standard & Poor’s Ratings Group (“S&P”), or a comparable rating) by at least one nationally recognized statistical rating organization at the time of investment or, if unrated, are determined to be of comparable quality by the Portfolio Manager.

Chou may decide to maintain a larger portion of the Income Fund’s assets in short-term fixed-income securities during periods of high market valuations and volatility. This strategy may permit Chou to preserve capital while awaiting more favorable market conditions.

The Income Fund may use financial instruments as investments or to: (1) limit or hedge against losses that may occur because of the Income Fund’s investment in a security or exposure to a currency or market; (2) obtain exposure to financial markets; (3) reduce transaction costs; (4) create liquidity; and/or (5) increase the speed of portfolio transactions. These financial instruments include: constant maturity swaps, total return swaps, interest rate swaps, and credit default swaps (“CDS”); options, including covered call options; forward foreign currency exchange contracts; and currency futures contracts, currency swaps, options on currencies, or options on currency futures. The Income Fund also may use constant maturity swap caps, curve steepeners and other types of financial instruments as a hedge against inflation. In addition, the Income Fund may purchase shares of equities and simultaneously sell call options as a way to generate investment return.

The Income Fund may invest up to 20% of its net assets in equity securities, including common and preferred shares (other than convertible preferred shares), American Depositary Receipts (“ADRs”), pooled investment vehicles, including private equity, hedge funds, rights, and warrants.

The Income Fund may enter securities lending agreements in order to earn additional income and manage its portfolio.

Principal Investment Risks

The Income Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Income Fund or the Income Fund could underperform other investments. An investment in the Income Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in the Income Fund are subject to the following principal risks:

Below-Investment Grade Securities Risk is the risk that the market values for the Income Fund’s investments in below-investment grade securities may be very volatile. In addition, these securities are less liquid than investment grade debt securities.

Convertible Securities Risk entails some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.

Covered Call Option Risk is the risk that options written by the Income Fund will be affected by changes in the value of and dividend rates of the security on which the option is written, changes in the actual or perceived volatility of the stock market, the remaining time to the options and reduced liquidity in the market for options.

Currency Risk is the risk that arises if the Income Fund invests directly in foreign (non-U.S.) currencies, in securities that trade in and/or receive revenues in foreign currencies or in derivatives that provide exposure to foreign currencies. These investments are subject to the risk that the foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives Risk occurs because derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. The Income Fund may invest in a variety of derivatives, including options, futures, swaps, swap caps, forwards and curve steepeners. Investments in derivatives can be volatile and can have a large impact on the performance of the Income Fund. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying securities, instrument, currency or index may result in a substantial gain or loss for the Income Fund. Derivatives may cause leverage. Leverage risk is created when an investment exposes the Income Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Income Fund’s risk of loss. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Investments in derivatives require different skills and techniques than other securities in which the Income Fund may invest.

·	Correlation Risk is the risk of imperfect correlation between the value of these instruments and the underlying assets.
·	Counterparty Risk is the risk that a counterparty to a derivative instrument may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, and the Income Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.
·	Credit Derivative Risk is the risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. The Income Fund's risk of loss in a credit derivative transaction varies with the form of the transaction.
·	Leverage Risk is created when an investment exposes the Income Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Income Fund’s risk of loss and potential for gain.
·	Segregation Risk is the risk associated with any requirements, which may be imposed on the Income Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation will not limit the Income Fund's exposure to loss, and the Income Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.
·	Volatility Risk is the risk that, because the Income Fund may use some derivatives that involve economic leverage, this economic leverage will increase the volatility of a derivative instrument, as they may increase or decrease in value more quickly than the reference asset.

Distressed Securities Risk is the risk that the Income Fund may be required to incur extraordinary expenses in order to protect and recover its investments in distressed securities, including when the issuer of distressed securities files for bankruptcy protection.

Equity Securities Risk (including ADR Risk) is the risk that the Income Fund’s equity holdings, including common and preferred stock, may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which directly relate to the issuer of a security. ADRs may be subject to some of the same risks as direct investment in foreign companies, which include international trade, currency, political, regulatory and diplomatic risks.

Fixed-Income Securities Risk includes the risks that arise when investing in fixed-income securities. These risks include:

·	Credit Risk – The financial condition of an issuer of a debt security may cause the issuer to default or become unable to pay interest or principal due on the security. If an issuer defaults, the affected security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid. Higher yielding debt securities of lower credit quality may have greater credit risk than lower yielding securities with higher credit quality.
·	Interest Rate Risk – The value of the Income Fund’s investments in fixed-income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed-income obligations owned by the Income Fund. In addition, spreads on certain fixed-income investments can widen suddenly and sharply, negatively impacting the value of the underlying security. This can occur in both investment and non-investment grade securities.
·	Prepayment Risk – Issuers may prepay fixed rate obligations when interest rates fall, forcing the Income Fund to reinvest in obligations with lower interest rates than the original obligations.
·	Variable and Floating Interest Rate Risk – The interest rates of variable and floating rate securities may adjust whenever a specified interest rate changes and/or that reset on predetermined dates (such as the last day of a month or calendar quarter). Variable and floating rate securities generally are less sensitive to interest rate changes but may produce a leveraging effect or provide interest payments that vary inversely with market rates. Floating and variable rate securities also may be called or redeemed by the issuer prior to maturity, which may result in the Income Fund having to reinvest proceeds in other investments at a lower interest rate. The Income Fund may also suffer a loss if there is no active secondary market for any particular floating or variable rate security.

Foreign Securities and Emerging Markets Risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes. In addition, the Income Fund’s value may be affected by market timing in foreign markets. Emerging markets may have more risk than when investing in developing foreign markets due to greater political and economic uncertainties, as well as a relative lack of information about companies in such markets. Moreover, many of the emerging securities markets are relatively small, potentially illiquid, occasionally volatile and subject to high transaction costs.

Futures and Forward Contracts Risk There may be an imperfect correlation between the changes in market value of the securities held by the Income Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency and currency futures transactions include the risks associated with fluctuations in currency.

Hedging Risk is the risk that investments made by the Income Fund to hedge or minimize risk may not work as anticipated. In addition, should the Income Fund purchase put options to hedge risk, the Income Fund could lose the entire premium paid for the put options.

Issuer Risk is the risk that the value of a security may decline for reasons that directly relate to the issuer of the security.

Liquidity Risk is the risk that the Income Fund may not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and may thereby experience difficulty satisfying redemption requests.

Loans and Loan Participation Interests Risk is the risk that the Income Fund's rights under a participation interest with respect to a particular loan may be more limited than the rights of original lenders or of investors who acquire an assignment of that loan. The Income Fund normally will have to rely on the participating lender to demand and receive payments in respect of the loans, and to pay those amounts on to the Income Fund, and the Income Fund would not likely have any rights against the borrower directly..

Manager Risk is the risk that investment strategies employed by the Portfolio Manager in selecting investments and asset allocations for the Income Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Market Events Risk is the risk that turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Income Fund.

Mortgage-Related and Other Asset-Backed Risk is the risk that rising interest rates tend to extend the duration of fixed rate mortgage-related securities and other asset-backed securities, making them more sensitive to changes in interest rates. Additionally, mortgage-related securities and asset-backed securities are subject to prepayment risk.

Municipal Securities Risk is the risk that the amount of public information available about municipal securities is generally less than that for corporate securities. Special factors, such as legislative changes, and economic and business developments, may adversely affect the yield and/or value of the Income Fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the Income Fund invests may have an impact on the Income Fund's share price.

Non-Diversification Risk is the risk that, by concentrating its investments in securities of a limited number of issuers and industries, the Income Fund exposes itself to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers and industries.

Options Risk The price of the options, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and ETFs, or, if purchased, the options may expire unexercised, causing the Income Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over-the-counter options expose the Income Fund to counterparty risk.

Pay-In-Kind Securities Risk arises because pay-in-kind securities pay interest through the issuance of additional debt or equity securities. As a result, holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold. If the issuer defaults, the Income Fund may obtain no return at all on its investment.

Pooled Investment Vehicle Risk is the risk that the pooled investment vehicles in which the Income Fund may invest, including money market funds, may charge fees, and such fees may be more than the Income Fund would pay if the manager of the pooled vehicle managed the Income Fund’s assets directly.

Repurchase Agreement Risk is the risk that if the party agreeing to repurchase should default, the Income Fund may sell the underlying securities and incur procedural costs or delays in addition to any loss on the securities.

Restricted Securities Risk is the risk that Rule 144A Securities may not be readily marketable in broad public markets or may become illiquid. The Income Fund may not be able to sell the restricted security when Chou considers it desirable to do so and/or may have to sell the security at a lower price. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities.

Securities Lending Risk may occur when borrowers of the Income Fund’s securities provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Income Fund’s ability to vote proxies or to settle transactions.

Swap Contracts and Swap Caps Risk The use of swaps and swap caps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In addition, each swap and swap cap exposes the Income Fund to counterparty risk when a counterparty to a financial instrument entered into by the Income Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. As a result, the Income Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract. Swap caps are less liquid than swaps.

Warrants Risk is the risk that warrants can provide a greater potential for loss than an equivalent investment in the underlying security. The price of a warrant does not necessarily move in tandem with the price of the underlying security and, therefore, a warrant may be highly volatile and speculative. If a warrant held by the Income Fund is not exercised by the date of its expiration, the Income Fund would lose the entire purchase price of the warrant.

Performance Information

The following chart and table illustrate the variability of the Income Fund’s returns as of December 31, 2012. The chart and table provide some indication of the risks of investing in the Income Fund by showing the changes in the performance from year to year and how the Income Fund’s average annual returns for one year and since inception compare to the Barclays Capital U.S. Corporate High Yield Bond Index, a broad measure of market performance. Updated performance is available at www.chouamerica.com or by calling (877) 682-6352 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

During the period shown, the highest return for a quarter was 13.76% (for the quarter ended September 30, 2012), and the lowest return was -10.73% (for the quarter ended September 30, 2011).
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
Chou Income Fund	Return Before Taxes	34.69%	13.55%	Jul 1, 2010
Chou Income Fund After Taxes on Distributions	Return After Taxes on Distributions	26.71%	8.54%
Chou Income Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	22.00%	8.56%
Chou Income Fund Barclays Capital U.S. Corporate High Yield Bond Index	Barclays Capital U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)	15.81%	12.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Chou Opportunity Fund
Investment Objective
The investment objective of the Chou Opportunity Fund (the “Opportunity Fund”) is long-term growth of capital.
Fees and Expenses of the Opportunity Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Chou Opportunity Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the sale price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed within 120 days of purchase, if applicable)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Chou Opportunity Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.55%
Total Annual Fund Operating Expenses		1.55%
Fee Waiver and/or Expense Reimbursement		(0.05%)
Net Annual Fund Operating Expenses	[1]	1.50%
[1]	Chou America Management Inc. ("Chou" or the "Adviser") has contractually agreed to waive a portion of its fee and/or reimburse Opportunity Fund expenses to limit Total Annual Fund Operating Expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) to 1.50% through at least May 1, 2014 ("Expense Cap"). The Expense Cap may be changed or eliminated at any time with the consent of the Board of Trustees of Chou America Mutual Funds (the "Board"). Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap would apply.

Expense Example

This Example is intended to help you compare the cost of investing in the Opportunity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Opportunity Fund’s operating expenses remain the same (though the fee waiver is applied in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Chou Opportunity Fund	153	485	840	1,841

Portfolio Turnover

The Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Opportunity Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Opportunity Fund’s performance. During the most recent fiscal year, the Opportunity Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

The Opportunity Fund seeks to invest primarily in the equity securities of companies located in developed and emerging markets throughout the world that Chou believes are available at market prices less than their value. The Opportunity Fund will focus its investments in areas where it finds the most compelling opportunities at any given moment and on situations that, in Chou’s opinion, have the potential for long-term growth of capital. Once an investment is made, the Opportunity Fund expects to be a patient, long-term investor. Portfolio holdings are typically concentrated in 10 to 35 securities without limits as to the size of an issuer, the issuer’s earnings or the industry in which it operates. The equity securities in which the Opportunity Fund invests include common and preferred shares, convertible securities, American Depositary Receipts (“ADRs”), pooled investment vehicles, including private equity and hedge funds, rights and warrants. The Opportunity Fund may sell a security if Chou believes that: (1) the market has recognized the security’s full potential value; (2) the security’s fundamentals have deteriorated; or (3) alternative investments have become more attractive.

The Opportunity Fund may invest in debt securities, including government and corporate bonds, high yield bonds, commercial paper, mortgage or asset-backed securities and repurchase agreements. Chou may decide to maintain a large portion of the Opportunity Fund’s debt investments in short-term fixed-income securities during periods of high market valuations and volatility. The Opportunity Fund also may invest in money market funds that invest principally in U.S. Treasury bills, notes and bonds and repurchase agreements backed by such securities. This strategy may permit Chou to preserve capital while awaiting more favorable market conditions.

The Opportunity Fund may use financial instruments as investments or to: (1) limit or hedge against losses that may occur because of the Opportunity Fund’s investment in a security or exposure to a currency or market; (2) obtain exposure to financial markets; (3) reduce transaction costs; (4) create liquidity; and/or (5) increase the speed of portfolio transactions. These financial instruments include: constant maturity swaps, total return swaps, interest rate swaps, and credit default swaps (“CDS”); options, including covered call options; forward foreign currency exchange contracts; currency futures contracts, currency swaps, options on currencies, or options on currency futures. The Opportunity Fund also may use constant maturity swap caps, curve steepeners and other types of financial instruments as a hedge against inflation.

The Opportunity Fund may invest in income trusts, bank debt, lower-rated, distressed or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies. The debt securities which the Opportunity Fund may purchase may either be unrated, or rated in any rating category established by one or more independent rating organizations, such as Standard & Poor’s Ratings Group (“S&P”) or Moody’s Investors Service (“Moody’s”). The Opportunity Fund may invest in debt securities that are of any credit quality and maturity, and rated below investment grade (i.e., “junk bonds”) and thus rated below “Baa3” or lower by Moody’s or “BBB” or lower by S&P or unrated, and securities in default or distressed.

The Opportunity Fund may enter securities lending agreements in order to earn additional income and manage its portfolio.

Principal Investment Risks

The Opportunity Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Opportunity Fund or the Opportunity Fund could underperform other investments. An investment in the Opportunity Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in the Opportunity Fund are subject to the following principal risks:

Below-Investment Grade Securities Risk is the risk that the market values for the Opportunity Fund’s investments in below-investment grade securities may be very volatile. In addition, these securities are less liquid than investment grade debt securities.

Convertible Securities Risk entails some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.

Covered Call Option Risk is the risk that options written by the Opportunity Fund will be affected by changes in the value of and dividend rates of the security on which the option is written, changes in the actual or perceived volatility of the stock market, the remaining time to the options and reduced liquidity in the market for options.

Currency Risk is the risk that arises if the Opportunity Fund invests directly in foreign (non-U.S.) currencies, in securities that trade in and/or receive revenues in foreign currencies or in derivatives that provide exposure to foreign currencies. These investments are subject to the risk that the foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives Risk occurs because derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. The Opportunity Fund may invest in a variety of derivatives, including options, futures, swaps, swap caps, forwards and curve steepeners. Investments in derivatives can be volatile and can have a large impact on the performance of the Opportunity Fund. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying securities, instrument, currency or index may result in a substantial gain or loss for the Opportunity Fund. Derivatives may cause leverage. Leverage risk is created when an investment exposes the Opportunity Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Opportunity Fund’s risk of loss. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Investments in derivatives require different skills and techniques than other securities in which the Opportunity Fund may invest.

·	Correlation Risk is the risk of imperfect correlation between the value of these instruments and the underlying assets.
·	Counterparty Risk is the risk that a counterparty to a derivative instrument may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, and the Opportunity Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.
·	Credit Derivative Risk is the risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. The Opportunity Fund's risk of loss in a credit derivative transaction varies with the form of the transaction.
·	Leverage Risk is created when an investment exposes the Opportunity Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Opportunity Fund’s risk of loss and potential for gain.
·	Segregation Risk is the risk associated with any requirements, which may be imposed on the Opportunity Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation will not limit the Opportunity Fund's exposure to loss, and the Opportunity Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.
·	Volatility Risk is the risk that, because the Opportunity Fund may use some derivatives that involve economic leverage, this economic leverage will increase the volatility of a derivative instrument, as they may increase or decrease in value more quickly than the reference asset.

Distressed Securities Risk is the risk that the Opportunity Fund may be required to incur extraordinary expenses in order to protect and recover its investments in distressed securities, including when the issuer of distressed securities files for bankruptcy protection.

Equity Securities Risk (including ADR Risk) is the risk that the Opportunity Fund’s equity holdings, including common and preferred stock, may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which directly relate to the issuer of a security. ADRs may be subject to some of the same risks as direct investment in foreign companies, which include international trade, currency, political, regulatory and diplomatic risks.

Fixed-Income Securities Risk includes the risks that arise when investing in fixed-income securities. These risks include:

·	Credit Risk – The financial condition of an issuer of a debt security may cause the issuer to default or become unable to pay interest or principal due on the security. If an issuer defaults, the affected security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid. Higher yielding debt securities of lower credit quality may have greater credit risk than lower yielding securities with higher credit quality.
·	Interest Rate Risk – The value of the Opportunity Fund’s investments in fixed-income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed-income obligations owned by the Opportunity Fund. In addition, spreads on certain fixed-income investments can widen suddenly and sharply, negatively impacting the value of the underlying security. This can occur in both investment and non-investment grade securities.
·	Prepayment Risk – Issuers may prepay fixed rate obligations when interest rates fall, forcing the Opportunity Fund to reinvest in obligations with lower interest rates than the original obligations.

Foreign Securities and Emerging Markets Risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes. In addition, the Opportunity Fund’s value may be affected by market timing in foreign markets. Emerging markets may have more risk than when investing in developing foreign markets due to greater political and economic uncertainties, as well as a relative lack of information about companies in such markets. Moreover, many of the emerging securities markets are relatively small, potentially illiquid, occasionally volatile and subject to high transaction costs.

Futures and Forward Contracts Risk There may be an imperfect correlation between the changes in market value of the securities held by the Opportunity Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency and currency futures transactions include the risks associated with fluctuations in currency.

Hedging Risk is the risk that investments made by the Opportunity Fund to hedge or minimize risk may not work as anticipated. In addition, should the Opportunity Fund purchase put options to hedge risk, the Opportunity Fund could lose the entire premium paid for the put options.

Issuer Risk is the risk that the value of a security may decline for reasons that directly relate to the issuer of the security.

Liquidity Risk is the risk that the Opportunity Fund may not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and may thereby experience difficulty satisfying redemption requests.

Manager Risk is the risk that investment strategies employed by the Portfolio Manager in selecting investments and asset allocations for the Opportunity Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Market Events Risk is the risk that turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Opportunity Fund.

Mortgage-Related and Other Asset-Backed Risk is the risk that rising interest rates tend to extend the duration of fixed rate mortgage-related securities and other asset-backed securities, making them more sensitive to changes in interest rates. Additionally, mortgage-related securities and asset-backed securities are subject to prepayment risk.

Non-Diversification Risk is the risk that, by concentrating its investments in securities of a limited number of issuers and industries, the Opportunity Fund exposes itself to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers and industries.

Options Risk The price of the options, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and ETFs, or, if purchased, the options may expire unexercised, causing the Opportunity Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over-the-counter options expose the Opportunity Fund to counterparty risk.

Pooled Investment Vehicle Risk is the risk that the pooled investment vehicles in which the Opportunity Fund may invest, such as registered investment companies, private equity and hedge funds, may charge fees, and such fees may be more than the Opportunity Fund would pay if the manager of the pooled vehicle managed the Opportunity Fund’s assets directly.

Repurchase Agreement Risk is the risk that if the party agreeing to repurchase should default, the Opportunity Fund may sell the underlying securities and incur procedural costs or delays in addition to any loss on the securities.

Securities Lending Risk may occur when borrowers of the Opportunity Fund’s securities provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Opportunity Fund’s ability to vote proxies or to settle transactions.

Swap Contracts and Swap Caps Risk The use of swaps and swap caps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In addition, each swap and swap cap exposes the Opportunity Fund to counterparty risk when a counterparty to a financial instrument entered into by the Opportunity Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. As a result, the Opportunity Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract. Swap caps are less liquid than swaps.

Value Stock Risk is the risk that value securities may not increase in price as anticipated by Chou, and may even decline further in value if other investors fail to recognize the company’s value or favor investing in faster-growing companies, or if the events or factors that Chou believes will increase a security’s market value do not occur.

Warrants Risk is the risk that warrants can provide a greater potential for loss than an equivalent investment in the underlying security. The price of a warrant does not necessarily move in tandem with the price of the underlying security and, therefore, a warrant may be highly volatile and speculative. If a warrant held by the Opportunity Fund is not exercised by the date of its expiration, the Opportunity Fund would lose the entire purchase price of the warrant.

Performance Information

The following chart and table illustrate the variability of the Opportunity Fund’s returns as of December 31, 2012. The chart and table provide some indication of the risks of investing in the Opportunity Fund by showing the changes in the performance from year to year and how the Opportunity Fund’s average annual returns for one year and since inception compare to the S&P 500 Index, a broad measure of market performance. Updated performance is available at www.chouamerica.com or by calling (877) 682-6352 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

During the period shown, the highest return for a quarter was 14.10% (for the quarter ended March 31, 2012), and the lowest return was -22.29% (for the quarter ended September 30, 2011).
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
Chou Opportunity Fund	Return Before Taxes	30.81%	11.47%	Jul 1, 2010
Chou Opportunity Fund After Taxes on Distributions	Return After Taxes on Distributions	25.15%	9.49%
Chou Opportunity Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	20.09%	8.70%
Chou Opportunity Fund S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	16.49%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Chou Income Fund
Investment Objective
The investment objective of the Chou Income Fund (the “Income Fund”) is to provide capital appreciation and income production, with capital preservation as a secondary consideration.
Fees and Expenses of the Income Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Chou Income Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the sale price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed within 120 days of purchase, if applicable)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Chou Income Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		3.09%
Total Annual Fund Operating Expenses		4.09%
Fee Waiver and/or Expense Reimbursement		(2.59%)
Net Annual Fund Operating Expenses	[1]	1.50%
[1]	Chou America Management Inc. ("Chou" or the "Adviser") has contractually agreed to waive a portion of its fee and/or reimburse Income Fund expenses to limit Total Annual Fund Operating Expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) to 1.50% through at least May 1, 2014 ("Expense Cap"). The Expense Cap may be changed or eliminated at any time with the consent of the Board of Trustees of Chou America Mutual Funds (the "Board"). Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap would apply.

Expense Example

This Example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Income Fund’s operating expenses remain the same (though the fee waiver is applied in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Chou Income Fund	153	1,007	1,877	4,122

Portfolio Turnover

The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Income Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Income Fund’s performance. During the most recent fiscal year, the Income Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Income Fund will invest at least 80% of its net assets in fixed-income securities and financial instruments that provide exposure to fixed-income securities. The Income Fund’s fixed-income investments principally will include U.S. and non-U.S. government and municipal securities, distressed securities, corporate bonds (both investment grade and below-investment grade), income trusts, bank debt, commercial paper, variable and floating rate securities, Rule 144A securities, pay-in-kind securities, loan participation interests, mortgage or asset-backed securities, and convertible securities. The Income Fund also may invest in money market funds that invest principally in U.S. Treasury bills, notes and bonds and repurchase agreements backed by such securities. The Income Fund invests in fixed-income securities in both developed markets and emerging markets.

The Income Fund may invest substantially in distressed securities and corporate bonds that are rated below-investment grade. These are securities generally rated in the lower rating categories (“Baa3” or lower by Moody’s Investors Service (“Moody’s”) or “BBB” or lower by Standard & Poor’s Ratings Group (“S&P”), or a comparable rating) by at least one nationally recognized statistical rating organization at the time of investment or, if unrated, are determined to be of comparable quality by the Portfolio Manager.

Chou may decide to maintain a larger portion of the Income Fund’s assets in short-term fixed-income securities during periods of high market valuations and volatility. This strategy may permit Chou to preserve capital while awaiting more favorable market conditions.

The Income Fund may use financial instruments as investments or to: (1) limit or hedge against losses that may occur because of the Income Fund’s investment in a security or exposure to a currency or market; (2) obtain exposure to financial markets; (3) reduce transaction costs; (4) create liquidity; and/or (5) increase the speed of portfolio transactions. These financial instruments include: constant maturity swaps, total return swaps, interest rate swaps, and credit default swaps (“CDS”); options, including covered call options; forward foreign currency exchange contracts; and currency futures contracts, currency swaps, options on currencies, or options on currency futures. The Income Fund also may use constant maturity swap caps, curve steepeners and other types of financial instruments as a hedge against inflation. In addition, the Income Fund may purchase shares of equities and simultaneously sell call options as a way to generate investment return.

The Income Fund may invest up to 20% of its net assets in equity securities, including common and preferred shares (other than convertible preferred shares), American Depositary Receipts (“ADRs”), pooled investment vehicles, including private equity, hedge funds, rights, and warrants.

The Income Fund may enter securities lending agreements in order to earn additional income and manage its portfolio.

Principal Investment Risks

The Income Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Income Fund or the Income Fund could underperform other investments. An investment in the Income Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in the Income Fund are subject to the following principal risks:

Below-Investment Grade Securities Risk is the risk that the market values for the Income Fund’s investments in below-investment grade securities may be very volatile. In addition, these securities are less liquid than investment grade debt securities.

Convertible Securities Risk entails some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.

Covered Call Option Risk is the risk that options written by the Income Fund will be affected by changes in the value of and dividend rates of the security on which the option is written, changes in the actual or perceived volatility of the stock market, the remaining time to the options and reduced liquidity in the market for options.

Currency Risk is the risk that arises if the Income Fund invests directly in foreign (non-U.S.) currencies, in securities that trade in and/or receive revenues in foreign currencies or in derivatives that provide exposure to foreign currencies. These investments are subject to the risk that the foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives Risk occurs because derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. The Income Fund may invest in a variety of derivatives, including options, futures, swaps, swap caps, forwards and curve steepeners. Investments in derivatives can be volatile and can have a large impact on the performance of the Income Fund. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying securities, instrument, currency or index may result in a substantial gain or loss for the Income Fund. Derivatives may cause leverage. Leverage risk is created when an investment exposes the Income Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Income Fund’s risk of loss. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Investments in derivatives require different skills and techniques than other securities in which the Income Fund may invest.

·	Correlation Risk is the risk of imperfect correlation between the value of these instruments and the underlying assets.
·	Counterparty Risk is the risk that a counterparty to a derivative instrument may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, and the Income Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.
·	Credit Derivative Risk is the risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. The Income Fund's risk of loss in a credit derivative transaction varies with the form of the transaction.
·	Leverage Risk is created when an investment exposes the Income Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Income Fund’s risk of loss and potential for gain.
·	Segregation Risk is the risk associated with any requirements, which may be imposed on the Income Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation will not limit the Income Fund's exposure to loss, and the Income Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.
·	Volatility Risk is the risk that, because the Income Fund may use some derivatives that involve economic leverage, this economic leverage will increase the volatility of a derivative instrument, as they may increase or decrease in value more quickly than the reference asset.

Distressed Securities Risk is the risk that the Income Fund may be required to incur extraordinary expenses in order to protect and recover its investments in distressed securities, including when the issuer of distressed securities files for bankruptcy protection.

Equity Securities Risk (including ADR Risk) is the risk that the Income Fund’s equity holdings, including common and preferred stock, may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which directly relate to the issuer of a security. ADRs may be subject to some of the same risks as direct investment in foreign companies, which include international trade, currency, political, regulatory and diplomatic risks.

Fixed-Income Securities Risk includes the risks that arise when investing in fixed-income securities. These risks include:

·	Credit Risk – The financial condition of an issuer of a debt security may cause the issuer to default or become unable to pay interest or principal due on the security. If an issuer defaults, the affected security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid. Higher yielding debt securities of lower credit quality may have greater credit risk than lower yielding securities with higher credit quality.
·	Interest Rate Risk – The value of the Income Fund’s investments in fixed-income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed-income obligations owned by the Income Fund. In addition, spreads on certain fixed-income investments can widen suddenly and sharply, negatively impacting the value of the underlying security. This can occur in both investment and non-investment grade securities.
·	Prepayment Risk – Issuers may prepay fixed rate obligations when interest rates fall, forcing the Income Fund to reinvest in obligations with lower interest rates than the original obligations.
·	Variable and Floating Interest Rate Risk – The interest rates of variable and floating rate securities may adjust whenever a specified interest rate changes and/or that reset on predetermined dates (such as the last day of a month or calendar quarter). Variable and floating rate securities generally are less sensitive to interest rate changes but may produce a leveraging effect or provide interest payments that vary inversely with market rates. Floating and variable rate securities also may be called or redeemed by the issuer prior to maturity, which may result in the Income Fund having to reinvest proceeds in other investments at a lower interest rate. The Income Fund may also suffer a loss if there is no active secondary market for any particular floating or variable rate security.

Foreign Securities and Emerging Markets Risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes. In addition, the Income Fund’s value may be affected by market timing in foreign markets. Emerging markets may have more risk than when investing in developing foreign markets due to greater political and economic uncertainties, as well as a relative lack of information about companies in such markets. Moreover, many of the emerging securities markets are relatively small, potentially illiquid, occasionally volatile and subject to high transaction costs.

Futures and Forward Contracts Risk There may be an imperfect correlation between the changes in market value of the securities held by the Income Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency and currency futures transactions include the risks associated with fluctuations in currency.

Hedging Risk is the risk that investments made by the Income Fund to hedge or minimize risk may not work as anticipated. In addition, should the Income Fund purchase put options to hedge risk, the Income Fund could lose the entire premium paid for the put options.

Issuer Risk is the risk that the value of a security may decline for reasons that directly relate to the issuer of the security.

Liquidity Risk is the risk that the Income Fund may not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and may thereby experience difficulty satisfying redemption requests.

Loans and Loan Participation Interests Risk is the risk that the Income Fund's rights under a participation interest with respect to a particular loan may be more limited than the rights of original lenders or of investors who acquire an assignment of that loan. The Income Fund normally will have to rely on the participating lender to demand and receive payments in respect of the loans, and to pay those amounts on to the Income Fund, and the Income Fund would not likely have any rights against the borrower directly..

Manager Risk is the risk that investment strategies employed by the Portfolio Manager in selecting investments and asset allocations for the Income Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Market Events Risk is the risk that turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Income Fund.

Mortgage-Related and Other Asset-Backed Risk is the risk that rising interest rates tend to extend the duration of fixed rate mortgage-related securities and other asset-backed securities, making them more sensitive to changes in interest rates. Additionally, mortgage-related securities and asset-backed securities are subject to prepayment risk.

Municipal Securities Risk is the risk that the amount of public information available about municipal securities is generally less than that for corporate securities. Special factors, such as legislative changes, and economic and business developments, may adversely affect the yield and/or value of the Income Fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the Income Fund invests may have an impact on the Income Fund's share price.

Non-Diversification Risk is the risk that, by concentrating its investments in securities of a limited number of issuers and industries, the Income Fund exposes itself to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers and industries.

Options Risk The price of the options, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and ETFs, or, if purchased, the options may expire unexercised, causing the Income Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over-the-counter options expose the Income Fund to counterparty risk.

Pay-In-Kind Securities Risk arises because pay-in-kind securities pay interest through the issuance of additional debt or equity securities. As a result, holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold. If the issuer defaults, the Income Fund may obtain no return at all on its investment.

Pooled Investment Vehicle Risk is the risk that the pooled investment vehicles in which the Income Fund may invest, including money market funds, may charge fees, and such fees may be more than the Income Fund would pay if the manager of the pooled vehicle managed the Income Fund’s assets directly.

Repurchase Agreement Risk is the risk that if the party agreeing to repurchase should default, the Income Fund may sell the underlying securities and incur procedural costs or delays in addition to any loss on the securities.

Restricted Securities Risk is the risk that Rule 144A Securities may not be readily marketable in broad public markets or may become illiquid. The Income Fund may not be able to sell the restricted security when Chou considers it desirable to do so and/or may have to sell the security at a lower price. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities.

Securities Lending Risk may occur when borrowers of the Income Fund’s securities provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Income Fund’s ability to vote proxies or to settle transactions.

Swap Contracts and Swap Caps Risk The use of swaps and swap caps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In addition, each swap and swap cap exposes the Income Fund to counterparty risk when a counterparty to a financial instrument entered into by the Income Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. As a result, the Income Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract. Swap caps are less liquid than swaps.

Warrants Risk is the risk that warrants can provide a greater potential for loss than an equivalent investment in the underlying security. The price of a warrant does not necessarily move in tandem with the price of the underlying security and, therefore, a warrant may be highly volatile and speculative. If a warrant held by the Income Fund is not exercised by the date of its expiration, the Income Fund would lose the entire purchase price of the warrant.

Performance Information

The following chart and table illustrate the variability of the Income Fund’s returns as of December 31, 2012. The chart and table provide some indication of the risks of investing in the Income Fund by showing the changes in the performance from year to year and how the Income Fund’s average annual returns for one year and since inception compare to the Barclays Capital U.S. Corporate High Yield Bond Index, a broad measure of market performance. Updated performance is available at www.chouamerica.com or by calling (877) 682-6352 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

During the period shown, the highest return for a quarter was 13.76% (for the quarter ended September 30, 2012), and the lowest return was -10.73% (for the quarter ended September 30, 2011).
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
Chou Income Fund	Return Before Taxes	34.69%	13.55%	Jul 1, 2010
Chou Income Fund After Taxes on Distributions	Return After Taxes on Distributions	26.71%	8.54%
Chou Income Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	22.00%	8.56%
Chou Income Fund Barclays Capital U.S. Corporate High Yield Bond Index	Barclays Capital U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)	15.81%	12.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	Chou America Mutual Funds
Central Index Key	dei_EntityCentralIndexKey	0001486174
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2013
Prospectus Date	rr_ProspectusDate	May 1, 2013
Chou Opportunity Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Chou Opportunity Fund (the “Opportunity Fund”) is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Opportunity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunity Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Opportunity Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Opportunity Fund’s performance. During the most recent fiscal year, the Opportunity Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Opportunity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Opportunity Fund’s operating expenses remain the same (though the fee waiver is applied in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Opportunity Fund seeks to invest primarily in the equity securities of companies located in developed and emerging markets throughout the world that Chou believes are available at market prices less than their value. The Opportunity Fund will focus its investments in areas where it finds the most compelling opportunities at any given moment and on situations that, in Chou’s opinion, have the potential for long-term growth of capital. Once an investment is made, the Opportunity Fund expects to be a patient, long-term investor. Portfolio holdings are typically concentrated in 10 to 35 securities without limits as to the size of an issuer, the issuer’s earnings or the industry in which it operates. The equity securities in which the Opportunity Fund invests include common and preferred shares, convertible securities, American Depositary Receipts (“ADRs”), pooled investment vehicles, including private equity and hedge funds, rights and warrants. The Opportunity Fund may sell a security if Chou believes that: (1) the market has recognized the security’s full potential value; (2) the security’s fundamentals have deteriorated; or (3) alternative investments have become more attractive.

The Opportunity Fund may invest in debt securities, including government and corporate bonds, high yield bonds, commercial paper, mortgage or asset-backed securities and repurchase agreements. Chou may decide to maintain a large portion of the Opportunity Fund’s debt investments in short-term fixed-income securities during periods of high market valuations and volatility. The Opportunity Fund also may invest in money market funds that invest principally in U.S. Treasury bills, notes and bonds and repurchase agreements backed by such securities. This strategy may permit Chou to preserve capital while awaiting more favorable market conditions.

The Opportunity Fund may use financial instruments as investments or to: (1) limit or hedge against losses that may occur because of the Opportunity Fund’s investment in a security or exposure to a currency or market; (2) obtain exposure to financial markets; (3) reduce transaction costs; (4) create liquidity; and/or (5) increase the speed of portfolio transactions. These financial instruments include: constant maturity swaps, total return swaps, interest rate swaps, and credit default swaps (“CDS”); options, including covered call options; forward foreign currency exchange contracts; currency futures contracts, currency swaps, options on currencies, or options on currency futures. The Opportunity Fund also may use constant maturity swap caps, curve steepeners and other types of financial instruments as a hedge against inflation.

The Opportunity Fund may invest in income trusts, bank debt, lower-rated, distressed or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies. The debt securities which the Opportunity Fund may purchase may either be unrated, or rated in any rating category established by one or more independent rating organizations, such as Standard & Poor’s Ratings Group (“S&P”) or Moody’s Investors Service (“Moody’s”). The Opportunity Fund may invest in debt securities that are of any credit quality and maturity, and rated below investment grade (i.e., “junk bonds”) and thus rated below “Baa3” or lower by Moody’s or “BBB” or lower by S&P or unrated, and securities in default or distressed.

The Opportunity Fund may enter securities lending agreements in order to earn additional income and manage its portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Opportunity Fund seeks to invest primarily in the equity securities of companies located in developed and emerging markets throughout the world that Chou believes are available at market prices less than their value. The Opportunity Fund will focus its investments in areas where it finds the most compelling opportunities at any given moment and on situations that, in Chou’s opinion, have the potential for long-term growth of capital. Once an investment is made, the Opportunity Fund expects to be a patient, long-term investor. Portfolio holdings are typically concentrated in 10 to 35 securities without limits as to the size of an issuer, the issuer’s earnings or the industry in which it operates. The equity securities in which the Opportunity Fund invests include common and preferred shares, convertible securities, American Depositary Receipts (“ADRs”), pooled investment vehicles, including private equity and hedge funds, rights and warrants. The Opportunity Fund may sell a security if Chou believes that: (1) the market has recognized the security’s full potential value; (2) the security’s fundamentals have deteriorated; or (3) alternative investments have become more attractive.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Opportunity Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Opportunity Fund or the Opportunity Fund could underperform other investments. An investment in the Opportunity Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in the Opportunity Fund are subject to the following principal risks:

Below-Investment Grade Securities Risk is the risk that the market values for the Opportunity Fund’s investments in below-investment grade securities may be very volatile. In addition, these securities are less liquid than investment grade debt securities.

Convertible Securities Risk entails some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.

Covered Call Option Risk is the risk that options written by the Opportunity Fund will be affected by changes in the value of and dividend rates of the security on which the option is written, changes in the actual or perceived volatility of the stock market, the remaining time to the options and reduced liquidity in the market for options.

Currency Risk is the risk that arises if the Opportunity Fund invests directly in foreign (non-U.S.) currencies, in securities that trade in and/or receive revenues in foreign currencies or in derivatives that provide exposure to foreign currencies. These investments are subject to the risk that the foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives Risk occurs because derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. The Opportunity Fund may invest in a variety of derivatives, including options, futures, swaps, swap caps, forwards and curve steepeners. Investments in derivatives can be volatile and can have a large impact on the performance of the Opportunity Fund. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying securities, instrument, currency or index may result in a substantial gain or loss for the Opportunity Fund. Derivatives may cause leverage. Leverage risk is created when an investment exposes the Opportunity Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Opportunity Fund’s risk of loss. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Investments in derivatives require different skills and techniques than other securities in which the Opportunity Fund may invest.

·	Correlation Risk is the risk of imperfect correlation between the value of these instruments and the underlying assets.
·	Counterparty Risk is the risk that a counterparty to a derivative instrument may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, and the Opportunity Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.
·	Credit Derivative Risk is the risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. The Opportunity Fund's risk of loss in a credit derivative transaction varies with the form of the transaction.
·	Leverage Risk is created when an investment exposes the Opportunity Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Opportunity Fund’s risk of loss and potential for gain.
·	Segregation Risk is the risk associated with any requirements, which may be imposed on the Opportunity Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation will not limit the Opportunity Fund's exposure to loss, and the Opportunity Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.
·	Volatility Risk is the risk that, because the Opportunity Fund may use some derivatives that involve economic leverage, this economic leverage will increase the volatility of a derivative instrument, as they may increase or decrease in value more quickly than the reference asset.

Distressed Securities Risk is the risk that the Opportunity Fund may be required to incur extraordinary expenses in order to protect and recover its investments in distressed securities, including when the issuer of distressed securities files for bankruptcy protection.

Equity Securities Risk (including ADR Risk) is the risk that the Opportunity Fund’s equity holdings, including common and preferred stock, may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which directly relate to the issuer of a security. ADRs may be subject to some of the same risks as direct investment in foreign companies, which include international trade, currency, political, regulatory and diplomatic risks.

Fixed-Income Securities Risk includes the risks that arise when investing in fixed-income securities. These risks include:

·	Credit Risk – The financial condition of an issuer of a debt security may cause the issuer to default or become unable to pay interest or principal due on the security. If an issuer defaults, the affected security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid. Higher yielding debt securities of lower credit quality may have greater credit risk than lower yielding securities with higher credit quality.
·	Interest Rate Risk – The value of the Opportunity Fund’s investments in fixed-income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed-income obligations owned by the Opportunity Fund. In addition, spreads on certain fixed-income investments can widen suddenly and sharply, negatively impacting the value of the underlying security. This can occur in both investment and non-investment grade securities.
·	Prepayment Risk – Issuers may prepay fixed rate obligations when interest rates fall, forcing the Opportunity Fund to reinvest in obligations with lower interest rates than the original obligations.

Foreign Securities and Emerging Markets Risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes. In addition, the Opportunity Fund’s value may be affected by market timing in foreign markets. Emerging markets may have more risk than when investing in developing foreign markets due to greater political and economic uncertainties, as well as a relative lack of information about companies in such markets. Moreover, many of the emerging securities markets are relatively small, potentially illiquid, occasionally volatile and subject to high transaction costs.

Futures and Forward Contracts Risk There may be an imperfect correlation between the changes in market value of the securities held by the Opportunity Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency and currency futures transactions include the risks associated with fluctuations in currency.

Hedging Risk is the risk that investments made by the Opportunity Fund to hedge or minimize risk may not work as anticipated. In addition, should the Opportunity Fund purchase put options to hedge risk, the Opportunity Fund could lose the entire premium paid for the put options.

Issuer Risk is the risk that the value of a security may decline for reasons that directly relate to the issuer of the security.

Liquidity Risk is the risk that the Opportunity Fund may not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and may thereby experience difficulty satisfying redemption requests.

Manager Risk is the risk that investment strategies employed by the Portfolio Manager in selecting investments and asset allocations for the Opportunity Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Market Events Risk is the risk that turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Opportunity Fund.

Mortgage-Related and Other Asset-Backed Risk is the risk that rising interest rates tend to extend the duration of fixed rate mortgage-related securities and other asset-backed securities, making them more sensitive to changes in interest rates. Additionally, mortgage-related securities and asset-backed securities are subject to prepayment risk.

Non-Diversification Risk is the risk that, by concentrating its investments in securities of a limited number of issuers and industries, the Opportunity Fund exposes itself to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers and industries.

Options Risk The price of the options, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and ETFs, or, if purchased, the options may expire unexercised, causing the Opportunity Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over-the-counter options expose the Opportunity Fund to counterparty risk.

Pooled Investment Vehicle Risk is the risk that the pooled investment vehicles in which the Opportunity Fund may invest, such as registered investment companies, private equity and hedge funds, may charge fees, and such fees may be more than the Opportunity Fund would pay if the manager of the pooled vehicle managed the Opportunity Fund’s assets directly.

Repurchase Agreement Risk is the risk that if the party agreeing to repurchase should default, the Opportunity Fund may sell the underlying securities and incur procedural costs or delays in addition to any loss on the securities.

Securities Lending Risk may occur when borrowers of the Opportunity Fund’s securities provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Opportunity Fund’s ability to vote proxies or to settle transactions.

Swap Contracts and Swap Caps Risk The use of swaps and swap caps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In addition, each swap and swap cap exposes the Opportunity Fund to counterparty risk when a counterparty to a financial instrument entered into by the Opportunity Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. As a result, the Opportunity Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract. Swap caps are less liquid than swaps.

Value Stock Risk is the risk that value securities may not increase in price as anticipated by Chou, and may even decline further in value if other investors fail to recognize the company’s value or favor investing in faster-growing companies, or if the events or factors that Chou believes will increase a security’s market value do not occur.

Warrants Risk is the risk that warrants can provide a greater potential for loss than an equivalent investment in the underlying security. The price of a warrant does not necessarily move in tandem with the price of the underlying security and, therefore, a warrant may be highly volatile and speculative. If a warrant held by the Opportunity Fund is not exercised by the date of its expiration, the Opportunity Fund would lose the entire purchase price of the warrant.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could underperform other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk is the risk that, by concentrating its investments in securities of a limited number of issuers and industries, the Opportunity Fund exposes itself to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers and industries.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table illustrate the variability of the Opportunity Fund’s returns as of December 31, 2012. The chart and table provide some indication of the risks of investing in the Opportunity Fund by showing the changes in the performance from year to year and how the Opportunity Fund’s average annual returns for one year and since inception compare to the S&P 500 Index, a broad measure of market performance. Updated performance is available at www.chouamerica.com or by calling (877) 682-6352 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table illustrate the variability of the Opportunity Fund’s returns as of December 31, 2012.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

The chart and table provide some indication of the risks of investing in the Opportunity Fund by showing the changes in the performance from year to year and how the Opportunity Fund’s average annual returns for one year and since inception compare to the S&P 500 Index, a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 682-6352
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.chouamerica.com
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 14.10% (for the quarter ended March 31, 2012), and the lowest return was -22.29% (for the quarter ended September 30, 2011).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.10%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.29%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Chou Opportunity Fund | Chou Opportunity Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHOEX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 120 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	485
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	840
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,841
Annual Return 2011	rr_AnnualReturn2011	(17.78%)
Annual Return 2012	rr_AnnualReturn2012	30.81%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	30.81%
Since Inception	rr_AverageAnnualReturnSinceInception	11.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2010
Chou Opportunity Fund | After Taxes on Distributions | Chou Opportunity Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	25.15%
Since Inception	rr_AverageAnnualReturnSinceInception	9.49%
Chou Opportunity Fund | After Taxes on Distributions and Sales | Chou Opportunity Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	20.09%
Since Inception	rr_AverageAnnualReturnSinceInception	8.70%
Chou Opportunity Fund | S&P 500 Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	16.49%
Chou Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Chou Income Fund (the “Income Fund”) is to provide capital appreciation and income production, with capital preservation as a secondary consideration.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Income Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Income Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Income Fund’s performance. During the most recent fiscal year, the Income Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Income Fund’s operating expenses remain the same (though the fee waiver is applied in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Income Fund will invest at least 80% of its net assets in fixed-income securities and financial instruments that provide exposure to fixed-income securities. The Income Fund’s fixed-income investments principally will include U.S. and non-U.S. government and municipal securities, distressed securities, corporate bonds (both investment grade and below-investment grade), income trusts, bank debt, commercial paper, variable and floating rate securities, Rule 144A securities, pay-in-kind securities, loan participation interests, mortgage or asset-backed securities, and convertible securities. The Income Fund also may invest in money market funds that invest principally in U.S. Treasury bills, notes and bonds and repurchase agreements backed by such securities. The Income Fund invests in fixed-income securities in both developed markets and emerging markets.

The Income Fund may invest substantially in distressed securities and corporate bonds that are rated below-investment grade. These are securities generally rated in the lower rating categories (“Baa3” or lower by Moody’s Investors Service (“Moody’s”) or “BBB” or lower by Standard & Poor’s Ratings Group (“S&P”), or a comparable rating) by at least one nationally recognized statistical rating organization at the time of investment or, if unrated, are determined to be of comparable quality by the Portfolio Manager.

Chou may decide to maintain a larger portion of the Income Fund’s assets in short-term fixed-income securities during periods of high market valuations and volatility. This strategy may permit Chou to preserve capital while awaiting more favorable market conditions.

The Income Fund may use financial instruments as investments or to: (1) limit or hedge against losses that may occur because of the Income Fund’s investment in a security or exposure to a currency or market; (2) obtain exposure to financial markets; (3) reduce transaction costs; (4) create liquidity; and/or (5) increase the speed of portfolio transactions. These financial instruments include: constant maturity swaps, total return swaps, interest rate swaps, and credit default swaps (“CDS”); options, including covered call options; forward foreign currency exchange contracts; and currency futures contracts, currency swaps, options on currencies, or options on currency futures. The Income Fund also may use constant maturity swap caps, curve steepeners and other types of financial instruments as a hedge against inflation. In addition, the Income Fund may purchase shares of equities and simultaneously sell call options as a way to generate investment return.

The Income Fund may invest up to 20% of its net assets in equity securities, including common and preferred shares (other than convertible preferred shares), American Depositary Receipts (“ADRs”), pooled investment vehicles, including private equity, hedge funds, rights, and warrants.

The Income Fund may enter securities lending agreements in order to earn additional income and manage its portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Income Fund will invest at least 80% of its net assets in fixed-income securities and financial instruments that provide exposure to fixed-income securities. The Income Fund’s fixed-income investments principally will include U.S. and non-U.S. government and municipal securities, distressed securities, corporate bonds (both investment grade and below-investment grade), income trusts, bank debt, commercial paper, variable and floating rate securities, Rule 144A securities, pay-in-kind securities, loan participation interests, mortgage or asset-backed securities, and convertible securities. The Income Fund also may invest in money market funds that invest principally in U.S. Treasury bills, notes and bonds and repurchase agreements backed by such securities. The Income Fund invests in fixed-income securities in both developed markets and emerging markets.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Income Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Income Fund or the Income Fund could underperform other investments. An investment in the Income Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in the Income Fund are subject to the following principal risks:

Below-Investment Grade Securities Risk is the risk that the market values for the Income Fund’s investments in below-investment grade securities may be very volatile. In addition, these securities are less liquid than investment grade debt securities.

Convertible Securities Risk entails some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.

Covered Call Option Risk is the risk that options written by the Income Fund will be affected by changes in the value of and dividend rates of the security on which the option is written, changes in the actual or perceived volatility of the stock market, the remaining time to the options and reduced liquidity in the market for options.

Currency Risk is the risk that arises if the Income Fund invests directly in foreign (non-U.S.) currencies, in securities that trade in and/or receive revenues in foreign currencies or in derivatives that provide exposure to foreign currencies. These investments are subject to the risk that the foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives Risk occurs because derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. The Income Fund may invest in a variety of derivatives, including options, futures, swaps, swap caps, forwards and curve steepeners. Investments in derivatives can be volatile and can have a large impact on the performance of the Income Fund. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying securities, instrument, currency or index may result in a substantial gain or loss for the Income Fund. Derivatives may cause leverage. Leverage risk is created when an investment exposes the Income Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Income Fund’s risk of loss. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Investments in derivatives require different skills and techniques than other securities in which the Income Fund may invest.

·	Correlation Risk is the risk of imperfect correlation between the value of these instruments and the underlying assets.
·	Counterparty Risk is the risk that a counterparty to a derivative instrument may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, and the Income Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.
·	Credit Derivative Risk is the risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. The Income Fund's risk of loss in a credit derivative transaction varies with the form of the transaction.
·	Leverage Risk is created when an investment exposes the Income Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Income Fund’s risk of loss and potential for gain.
·	Segregation Risk is the risk associated with any requirements, which may be imposed on the Income Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation will not limit the Income Fund's exposure to loss, and the Income Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.
·	Volatility Risk is the risk that, because the Income Fund may use some derivatives that involve economic leverage, this economic leverage will increase the volatility of a derivative instrument, as they may increase or decrease in value more quickly than the reference asset.

Distressed Securities Risk is the risk that the Income Fund may be required to incur extraordinary expenses in order to protect and recover its investments in distressed securities, including when the issuer of distressed securities files for bankruptcy protection.

Equity Securities Risk (including ADR Risk) is the risk that the Income Fund’s equity holdings, including common and preferred stock, may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which directly relate to the issuer of a security. ADRs may be subject to some of the same risks as direct investment in foreign companies, which include international trade, currency, political, regulatory and diplomatic risks.

Fixed-Income Securities Risk includes the risks that arise when investing in fixed-income securities. These risks include:

·	Credit Risk – The financial condition of an issuer of a debt security may cause the issuer to default or become unable to pay interest or principal due on the security. If an issuer defaults, the affected security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid. Higher yielding debt securities of lower credit quality may have greater credit risk than lower yielding securities with higher credit quality.
·	Interest Rate Risk – The value of the Income Fund’s investments in fixed-income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed-income obligations owned by the Income Fund. In addition, spreads on certain fixed-income investments can widen suddenly and sharply, negatively impacting the value of the underlying security. This can occur in both investment and non-investment grade securities.
·	Prepayment Risk – Issuers may prepay fixed rate obligations when interest rates fall, forcing the Income Fund to reinvest in obligations with lower interest rates than the original obligations.
·	Variable and Floating Interest Rate Risk – The interest rates of variable and floating rate securities may adjust whenever a specified interest rate changes and/or that reset on predetermined dates (such as the last day of a month or calendar quarter). Variable and floating rate securities generally are less sensitive to interest rate changes but may produce a leveraging effect or provide interest payments that vary inversely with market rates. Floating and variable rate securities also may be called or redeemed by the issuer prior to maturity, which may result in the Income Fund having to reinvest proceeds in other investments at a lower interest rate. The Income Fund may also suffer a loss if there is no active secondary market for any particular floating or variable rate security.

Foreign Securities and Emerging Markets Risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes. In addition, the Income Fund’s value may be affected by market timing in foreign markets. Emerging markets may have more risk than when investing in developing foreign markets due to greater political and economic uncertainties, as well as a relative lack of information about companies in such markets. Moreover, many of the emerging securities markets are relatively small, potentially illiquid, occasionally volatile and subject to high transaction costs.

Futures and Forward Contracts Risk There may be an imperfect correlation between the changes in market value of the securities held by the Income Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency and currency futures transactions include the risks associated with fluctuations in currency.

Hedging Risk is the risk that investments made by the Income Fund to hedge or minimize risk may not work as anticipated. In addition, should the Income Fund purchase put options to hedge risk, the Income Fund could lose the entire premium paid for the put options.

Issuer Risk is the risk that the value of a security may decline for reasons that directly relate to the issuer of the security.

Liquidity Risk is the risk that the Income Fund may not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and may thereby experience difficulty satisfying redemption requests.

Loans and Loan Participation Interests Risk is the risk that the Income Fund's rights under a participation interest with respect to a particular loan may be more limited than the rights of original lenders or of investors who acquire an assignment of that loan. The Income Fund normally will have to rely on the participating lender to demand and receive payments in respect of the loans, and to pay those amounts on to the Income Fund, and the Income Fund would not likely have any rights against the borrower directly..

Manager Risk is the risk that investment strategies employed by the Portfolio Manager in selecting investments and asset allocations for the Income Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Market Events Risk is the risk that turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Income Fund.

Mortgage-Related and Other Asset-Backed Risk is the risk that rising interest rates tend to extend the duration of fixed rate mortgage-related securities and other asset-backed securities, making them more sensitive to changes in interest rates. Additionally, mortgage-related securities and asset-backed securities are subject to prepayment risk.

Municipal Securities Risk is the risk that the amount of public information available about municipal securities is generally less than that for corporate securities. Special factors, such as legislative changes, and economic and business developments, may adversely affect the yield and/or value of the Income Fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the Income Fund invests may have an impact on the Income Fund's share price.

Non-Diversification Risk is the risk that, by concentrating its investments in securities of a limited number of issuers and industries, the Income Fund exposes itself to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers and industries.

Options Risk The price of the options, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and ETFs, or, if purchased, the options may expire unexercised, causing the Income Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over-the-counter options expose the Income Fund to counterparty risk.

Pay-In-Kind Securities Risk arises because pay-in-kind securities pay interest through the issuance of additional debt or equity securities. As a result, holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold. If the issuer defaults, the Income Fund may obtain no return at all on its investment.

Pooled Investment Vehicle Risk is the risk that the pooled investment vehicles in which the Income Fund may invest, including money market funds, may charge fees, and such fees may be more than the Income Fund would pay if the manager of the pooled vehicle managed the Income Fund’s assets directly.

Repurchase Agreement Risk is the risk that if the party agreeing to repurchase should default, the Income Fund may sell the underlying securities and incur procedural costs or delays in addition to any loss on the securities.

Restricted Securities Risk is the risk that Rule 144A Securities may not be readily marketable in broad public markets or may become illiquid. The Income Fund may not be able to sell the restricted security when Chou considers it desirable to do so and/or may have to sell the security at a lower price. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities.

Securities Lending Risk may occur when borrowers of the Income Fund’s securities provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Income Fund’s ability to vote proxies or to settle transactions.

Swap Contracts and Swap Caps Risk The use of swaps and swap caps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In addition, each swap and swap cap exposes the Income Fund to counterparty risk when a counterparty to a financial instrument entered into by the Income Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. As a result, the Income Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract. Swap caps are less liquid than swaps.

Warrants Risk is the risk that warrants can provide a greater potential for loss than an equivalent investment in the underlying security. The price of a warrant does not necessarily move in tandem with the price of the underlying security and, therefore, a warrant may be highly volatile and speculative. If a warrant held by the Income Fund is not exercised by the date of its expiration, the Income Fund would lose the entire purchase price of the warrant.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could underperform other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk is the risk that, by concentrating its investments in securities of a limited number of issuers and industries, the Income Fund exposes itself to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers and industries.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table illustrate the variability of the Income Fund’s returns as of December 31, 2012. The chart and table provide some indication of the risks of investing in the Income Fund by showing the changes in the performance from year to year and how the Income Fund’s average annual returns for one year and since inception compare to the Barclays Capital U.S. Corporate High Yield Bond Index, a broad measure of market performance. Updated performance is available at www.chouamerica.com or by calling (877) 682-6352 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table illustrate the variability of the Income Fund’s returns as of December 31, 2012.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

The chart and table provide some indication of the risks of investing in the Income Fund by showing the changes in the performance from year to year and how the Income Fund’s average annual returns for one year and since inception compare to the Barclays Capital U.S. Corporate High Yield Bond Index, a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 682-6352
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.chouamerica.com
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 13.76% (for the quarter ended September 30, 2012), and the lowest return was -10.73% (for the quarter ended September 30, 2011).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.76%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.73%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Chou Income Fund | Chou Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHOIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 120 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.59%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,007
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,877
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,122
Annual Return 2011	rr_AnnualReturn2011	(13.83%)
Annual Return 2012	rr_AnnualReturn2012	34.69%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	34.69%
Since Inception	rr_AverageAnnualReturnSinceInception	13.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2010
Chou Income Fund | After Taxes on Distributions | Chou Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	26.71%
Since Inception	rr_AverageAnnualReturnSinceInception	8.54%
Chou Income Fund | After Taxes on Distributions and Sales | Chou Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	22.00%
Since Inception	rr_AverageAnnualReturnSinceInception	8.56%
Chou Income Fund | Barclays Capital U.S. Corporate High Yield Bond Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.81%
Since Inception	rr_AverageAnnualReturnSinceInception	12.42%

[1]	Chou America Management Inc. ("Chou" or the "Adviser") has contractually agreed to waive a portion of its fee and/or reimburse Opportunity Fund expenses to limit Total Annual Fund Operating Expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) to 1.50% through at least May 1, 2014 ("Expense Cap"). The Expense Cap may be changed or eliminated at any time with the consent of the Board of Trustees of Chou America Mutual Funds (the "Board"). Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap would apply.
[2]	Chou America Management Inc. ("Chou" or the "Adviser") has contractually agreed to waive a portion of its fee and/or reimburse Income Fund expenses to limit Total Annual Fund Operating Expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) to 1.50% through at least May 1, 2014 ("Expense Cap"). The Expense Cap may be changed or eliminated at any time with the consent of the Board of Trustees of Chou America Mutual Funds (the "Board"). Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap would apply.